Stock-Based Compensation - Summary of Option Grant using the Black-Scholes Option-pricing Model (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected term	6 years 7 days
Weighted-average grant date calculated fair value	$ 3.72
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.31%
Expected volatility	78.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.50%
Expected volatility	96.00%